Eaton Vance Management Two International Place Boston, MA 02110 (617)482-8260 www.eatonvance.com

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2011 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 166 (“Amendment No. 166”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 166 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-000545) on April 28, 2011.

Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2

EATON VANCE MUTUAL FUNDS TRUST

                          By: /s/Maureen A.Gemma
                               Maureen A. Gemma
             Secretary

Date: May 4, 2011